UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Advisors, LLC

Address:  404 B East Main Street
          Charlottsville, VA 22902

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   R. Ted Weschler
Title:  Managing Member
Phone:  (434) 297-0811

Signature, Place and Date of Signing:


/s/ R. Ted Weschler          Charlottsville, VA                    5/14/04
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                      [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:        11

Form 13F Information Table Value Total:  $560,046
                                          -------
                                        (thousands)

List of Other Included Managers:

   Peninsula Investment Partners, LP

   Peninsula Capital Appreciation, LLC

                                          FORM 13F INFORMATION TABLE
            ITEM 1:                   ITEM 2:      ITEM 3:    ITEM 4:       ITEM 5:     ITEM 6:    ITEM 8:
                                                               FAIR
                                       TITLE                  MARKET                                VOTING
                                         OF                    VALUE    SHRS OR    SH/  INVSTMNT   AUTHORITY
         NAME OF ISSUER                CLASS        CUSIP     (X$1000)  PRN AMT    PRN  DISCRTIN     SOLE
         --------------                -----        -----     --------  -------    ---  --------     ----
AMERICA WEST HOLDINGS CORP CL B     CL B COMMON   023657208       970      101,800  SH    SHARED   SHARED
COGENT COMM GROUP INC. CMN             COMMON     19239V104       262      141,811  SH    SHARED   SHARED
CROSS COUNTRY INC. CMN                 COMMON     227483104       175       10,500  SH    SHARED   SHARED
DAVITA INC CMN                         COMMON     23918K108   217,726    4,559,700  SH    SHARED   SHARED
ECHOSTAR COMMUNICATIONS CORP CL A   CL A COMMON   278762109   121,175    3,700,000  SH    SHARED   SHARED
FIRST AVENUE NETWORKS INC. CMN         COMMON     31865X106    15,772    5,222,361  SH    SHARED   SHARED
PEGASUS COMMUNICATIONS CORP CMN     CL A COMMON   705904605    87,948    2,296,300  SH    SHARED   SHARED
USEC INC                               COMMON     90333E108    38,025    4,500,000  SH    SHARED   SHARED
W.R. GRACE & CO (NEW)                  COMMON     38388F108    33,589   10,765,600  SH    SHARED   SHARED
WILSONS THE LEATHER EXPERTS, INC.      COMMON     972463103     7,574    2,667,000  SH    SHARED   SHARED
WSFS FINANCIAL CORP                    COMMON     929328102    36,830      734,100  SH    SHARED   SHARED

03038.0001 #485837